Commitments and Contingencies - Consummation of Business Combination (Details) - New Adagio - Subsequent events $ in Millions	Jul. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Proceeds from financing	$ 84.2
Concurrent equity and warrant private placement bridge financing
Related Party Transaction [Line Items]
Proceeds from financing	29.5
Concurrent convertible security bridge financing
Related Party Transaction [Line Items]
Proceeds from financing	$ 7.0